Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Income Tax Status	Income Tax Status
The Internal Revenue Service ("IRS") has determined and informed the Company by a letter dated September 18, 2017, that the Plan and related trust were designed in accordance with the applicable provisions of the IRC. The Plan has been amended since receiving the determination letter. However, the plan administrator believes that the Plan is designed and is currently being operated in compliance with the applicable provisions of the IRC. Therefore, the plan administrator believes that the Plan was qualified and the related trust was tax exempt as of December 31, 2025.
GAAP requires plan management to evaluate tax positions taken by the KSOP and recognize a tax liability (or asset) if the KSOP has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The plan administrator has analyzed the tax positions taken by the KSOP, and has concluded that as of December 31, 2025 and 2024, there were no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The KSOP is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in process.